Amounts receivable and prepaid expenses	6 Months Ended
Jun. 30, 2023
Amounts receivable and prepaid expenses
Amounts receivable and prepaid expenses

5. Amounts receivable and prepaid expenses

As at	June 30, 2023	December 31, 2022
Royalties receivable	$12,706	$7,510
Other receivables	656	551
Prepaid expenses	477	1,306
Sales tax recoverable	964	236
Total amounts receivable and prepaid expenses	$14,803	$9,603

Royalties receivable represent amounts that are generally collected within 45 days of quarter-end. Prepaid expenses largely represent various insurance programs that are in place.